Finance Costs	12 Months Ended
Dec. 31, 2018
Finance Costs [Abstract]
FINANCE COSTS
14.	FINANCE COSTS

	Year ended December 31,
	2018	2017	2016
Interest expenses on bank borrowings
wholly repayable within one year	96,444	96,385	71,783

Bank borrowings interests are charged at a rate of 6.09% per annum for the bank loan that was fully repaid in 2018.

Bank borrowings interests are charged at a rate of 6.09% per annum for the current bank loan.